Schedule of Assets Held at Year End - Schedule of Assets Held at Year End (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	THE COMMERCIAL & SAVINGS BANK401(k) RETIREMENT PLAN
Entity Tax Identification Number	34-0159850
EBP, Plan Number	002
Current Value	$ 30,826,588
Participant loans	171,620
Cash and cash equivalents	59,298	$ 12,947
Total	$ 39,350,644
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, participant loan, interest rate	4.25%
Employee benefit plan, participant loan, maturity year	2026
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, participant loan, interest rate	9.50%
Employee benefit plan, participant loan, maturity year	2030
Investment, Identifier [Axis]: Common Stock - CSB Bancorp, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	CSB Bancorp Inc Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Shares	123,833
Current Value	$ 6,686,982
Investment, Identifier [Axis]: Money Market Mutual Funds, Federated Government Obligations Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Federated Government Obligations Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	1,606,156
Current Value	$ 1,606,156
Investment, Identifier [Axis]: Mutual Funds, Baird Core Plus Bond Inst
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Baird Core Plus Bond Inst [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	69,776
Current Value	$ 719,388
Investment, Identifier [Axis]: Mutual Funds, Baird Funds Short-Term Bd Fund Instl Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Baird Funds Short-Term Bd Fund Instl Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	107,687
Current Value	$ 1,030,561
Investment, Identifier [Axis]: Mutual Funds, T Rowe Price Capital Appreciation
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Capital Appreciation [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	103,540
Current Value	$ 3,699,488
Investment, Identifier [Axis]: Mutual Funds, T Rowe Price Growth Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	T Rowe Price Growth Stock Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	58,332
Current Value	$ 6,314,453
Investment, Identifier [Axis]: Mutual Funds, Vanguard 500 Index Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard 500 Index Fund Admiral [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	7,301
Current Value	$ 4,612,921
Investment, Identifier [Axis]: Mutual Funds, Vanguard Emerging Markets
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Emerging Markets [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	8,603
Current Value	$ 383,764
Investment, Identifier [Axis]: Mutual Funds, Vanguard GNMA Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard GNMA Fund Admiral [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	105,578
Current Value	$ 999,819
Investment, Identifier [Axis]: Mutual Funds, Vanguard Inflation-Protected Securities
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Inflation Protected Securities [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	22,225
Current Value	$ 510,509
Investment, Identifier [Axis]: Mutual Funds, Vanguard International Value Fund Investor
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard International Value Fund Investor [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	57,293
Current Value	$ 2,361,638
Investment, Identifier [Axis]: Mutual Funds, Vanguard Mid-Cap Index Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Mid Cap Index Fund Admiral [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	11,372
Current Value	$ 4,086,819
Investment, Identifier [Axis]: Mutual Funds, Vanguard Small Cap Growth Index Fund Admiral
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Small Cap Growth Index Fund Admiral [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	27,607
Current Value	$ 2,929,708
Investment, Identifier [Axis]: Mutual Funds, Vanguard Target Retirement 2020 INV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2020 INV [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	506
Current Value	$ 13,889
Investment, Identifier [Axis]: Mutual Funds, Vanguard Target Retirement 2025 INV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2025 INV [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	29,802
Current Value	$ 594,544
Investment, Identifier [Axis]: Mutual Funds, Vanguard Target Retirement 2030 INV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2030 INV [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	9,102
Current Value	$ 385,278
Investment, Identifier [Axis]: Mutual Funds, Vanguard Target Retirement 2035 INV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2035 INV [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	7,928
Current Value	$ 217,079
Investment, Identifier [Axis]: Mutual Funds, Vanguard Target Retirement 2040 INV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2040 INV [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	5,617
Current Value	$ 280,571
Investment, Identifier [Axis]: Mutual Funds, Vanguard Target Retirement 2045 INV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2045 INV [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	16,221
Current Value	$ 563,532
Investment, Identifier [Axis]: Mutual Funds, Vanguard Target Retirement 2050 INV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2050 INV [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	6,901
Current Value	$ 409,085
Investment, Identifier [Axis]: Mutual Funds, Vanguard Target Retirement 2055 INV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2055 INV [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	6,989
Current Value	$ 462,402
Investment, Identifier [Axis]: Mutual Funds, Vanguard Target Retirement 2060 INV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2060 INV [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	3,739
Current Value	$ 227,995
Investment, Identifier [Axis]: Mutual Funds, Vanguard Target Retirement 2065 INV
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Target Retirement 2065 INV [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
Shares	578
Current Value	$ 23,145